Corporate Information - Follow-on public offering (Details) $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
	Sep. 08, 2020 USD ($) $ / shares shares	Sep. 08, 2020 BRL (R$) shares	Jun. 04, 2020 $ / shares shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Follow-on public offering
Gross proceeds from issuance of shares	$ 112,000	R$ 591,900
Audit, consulting and legal services incurred related to the offering | R$				R$ 16,291	R$ 18,223	R$ 79,205
Class A common shares
Follow-on public offering
Public offering price | $ / shares			$ 47.70
Follow-on public offering
Follow-on public offering
Number of shares issued | shares			5,563,203
Net proceeds from issuance shares	109,760	580,059
Underwriting discounts and commissions	$ 2,240	11,839
Audit, consulting and legal services incurred related to the offering | R$		R$ 4,452
Follow-on public offering | Class A common shares
Follow-on public offering
Number of shares issued | shares	2,500,000	2,500,000
Public offering price | $ / shares	$ 44.80